Columbia Funds Series Trust
290 Congress Street
Boston, MA 02210
July 3, 2023
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:	Columbia Funds Series Trust (the Registrant)
Columbia Convertible Securities Fund
Columbia Large Cap Enhanced Core Fund
Columbia Large Cap Growth Opportunity Fund
Columbia Large Cap Index Fund
Columbia Mid Cap Index Fund
Columbia Overseas Value Fund
Columbia Select Large Cap Equity Fund
Columbia Select Mid Cap Value Fund
Columbia Small Cap Index Fund
Columbia Small Cap Value Fund II
Post-Effective Amendment No. 206 File No. 333-89661 /811-09645
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 206 (Amendment). This Amendment was filed electronically on June 27, 2023.
If you have any questions, please contact either me at (212) 850-1703 or MaryEllen McLaughlin at (617) 385-9540 .
Sincerely,
Joseph D'Alessandro Assistant Secretary Columbia Funds Series Trust